BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Shares
Shares Value
Common Stocks
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 4,106 $ 17,492
Element Solutions, Inc. ............... 2,979 54,188
71,680
IT Services — 0.0%
(a)
Block, Inc., Class A ................. 259 16,276
Twilio , Inc., Class A ................. 87 4,259
20,535
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 5,714 6,000
Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp.
(b)
........... 910 57,321
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 939 23,221
Total Common Stocks — 0.4%
(Cost: $251,082) ................................ 178,757
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
Bombardier, Inc.
(c)
7.13%, 06/15/26 ................. USD 239 231,881
7.88%, 04/15/27 ................. 124 120,277
6.00%, 02/15/28 ................. 59 54,559
TransDigm , Inc.
6.25%, 03/15/26
(c)
................ 538 530,570
4.63%, 01/15/29 ................. 49 43,084
4.88%, 05/01/29 ................. 68 59,313
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 125 127,188
1,166,872
Airlines — 2.3%
(c)
American Airlines, Inc.
11.75%, 07/15/25 ................ 192 205,939
5.50%, 04/20/26 ................. 13 12,592
5.75%, 04/20/29 ................. 249 227,900
Mileage Plus Holdings LLC, 6.50%, 06/20/27 163 161,966
United Airlines, Inc.
4.38%, 04/15/26 ................. 201 186,312
4.63%, 04/15/29 ................. 189 164,562
959,271
Auto Components — 2.1%
Clarios Global LP
(c)
6.75%, 05/15/25 ................. 93 93,215
6.25%, 05/15/26 ................. 149 145,648
8.50%, 05/15/27 ................. 525 512,661
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 123 126,383
5.63%, 04/30/33 ................. 2 1,632
879,539
Automobiles — 0.7%
Ford Motor Co.
3.25%, 02/12/32 ................. 315 236,232
6.10%, 08/19/32 ................. 53 48,938
285,170
Building Products — 0.7%
(c)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 2 1,865
6.38%, 06/15/30 ................. 180 174,899
Security
Par (000)
Par (000) Value
Building Products (continued)
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... USD 48 $ 44,046
Masonite International Corp., 5.38%, 02/01/28 3 2,774
Standard Industries, Inc.
5.00%, 02/15/27 ................. 5 4,614
4.75%, 01/15/28 ................. 5 4,499
4.38%, 07/15/30 ................. 58 47,266
3.38%, 01/15/31 ................. 37 27,842
307,805
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 33 33,165
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 47 40,222
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 52 43,225
3.63%, 11/01/31 ................. 39 32,252
3.25%, 08/15/33 ................. 15 11,584
Northern Trust Corp., 6.13%, 11/02/32 .... 60 63,267
223,715
Chemicals — 3.2%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 157 125,486
Avient Corp., 7.13%, 08/01/30
(c)
........ 38 37,146
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 150 138,660
3.38%, 02/15/29 ................. 350 288,808
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 82 65,805
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 258 219,300
HB Fuller Co., 4.00%, 02/15/27 ........ 47 43,357
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 200 149,482
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 25 21,497
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(d)
57 39,900
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 24 21,267
5.63%, 08/15/29 ................. 240 193,745
1,344,453
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 3 2,552
4.88%, 07/15/32 ................. 28 23,795
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 180 164,700
9.75%, 07/15/27 ................. 160 139,200
4.63%, 06/01/28 ................. 200 165,186
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 19 15,748
4.75%, 10/15/29 ................. 24 20,804
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 26 25,026
5.75%, 07/15/29 ................. 80 66,255
Aramark Services, Inc., 5.00%, 02/01/28
(c)
.. 101 94,226
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 20 16,385
5.00%, 09/01/30 ................. 15 12,113
Garda World Security Corp., 4.63%, 02/15/27
(c)
22 19,426
GFL Environmental, Inc.
(c)
5.13%, 12/15/26 ................. 43 41,121
4.00%, 08/01/28 ................. 4 3,420
4.75%, 06/15/29 ................. 16 14,004
4.38%, 08/15/29 ................. 90 76,271
Iliad Holding SASU, 7.00%, 10/15/28
(c)
.... 294 265,714
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 41 36,490
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 90 61,686

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 79 $ 76,038
6.25%, 01/15/28 ................. 50 45,508
1,385,668
Communications Equipment — 1.1%
Ciena Corp., 4.00%, 01/31/30
(c)
........ 25 22,003
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 113 102,830
CommScope , Inc.
(c)
6.00%, 03/01/26 ................. 41 37,839
8.25%, 03/01/27 ................. 13 10,075
7.13%, 07/01/28 ................. 13 9,293
4.75%, 09/01/29 ................. 41 33,054
Nokia OYJ
4.38%, 06/12/27 ................. 45 42,483
6.63%, 05/15/39 ................. 96 91,120
Viasat , Inc.
(c)
5.63%, 09/15/25 ................. 29 26,906
5.63%, 04/15/27 ................. 25 22,709
6.50%, 07/15/28 ................. 7 5,251
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 91 76,481
480,044
Construction & Engineering — 0.1%
(c)
Dycom Industries, Inc., 4.50%, 04/15/29 ... 26 22,630
MasTec, Inc., 4.50%, 08/15/28 ......... 40 35,828
58,458
Consumer Finance — 1.6%
Ford Motor Credit Co. LLC
4.13%, 08/04/25 ................. 200 187,198
4.39%, 01/08/26 ................. 200 186,292
5.11%, 05/03/29 ................. 200 181,109
OneMain Finance Corp.
7.13%, 03/15/26 ................. 44 41,839
6.63%, 01/15/28 ................. 20 18,416
4.00%, 09/15/30 ................. 14 10,446
SLM Corp., 3.13%, 11/02/26 .......... 41 34,869
660,169
Containers & Packaging — 3.5%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 200 139,106
Ardagh Metal Packaging Finance USA LLC
(c)
6.00%, 06/15/27 ................. 200 195,789
4.00%, 09/01/29 ................. 200 158,505
Ball Corp.
2.88%, 08/15/30 ................. 180 143,661
3.13%, 09/15/31 ................. 221 177,492
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 118 112,188
8.75%, 04/15/30 ................. 76 65,054
Crown Americas LLC, 4.25%, 09/30/26 ... 124 118,244
Graphic Packaging International LLC, 3.50%,
03/15/28
(c)
.................... 98 85,291
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... 70 63,500
Trivium Packaging Finance BV, 8.50%,
08/15/27
(c)(e)
................... 228 209,196
1,468,026
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 20 16,349
Resideo Funding, Inc., 4.00%, 09/01/29 ... 8 6,468
22,817
Diversified Consumer Services — 0.4%
Sotheby's, 5.88%, 06/01/29
(c)
.......... 200 167,940
Security
Par (000)
Par (000) Value
Diversified Financial Services — 0.5%
(c)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... USD 53 $ 41,345
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 32 31,876
7.38%, 09/01/25 ................. 72 69,195
11.25%, 12/15/27 ................ 20 20,594
Shift4 Payments LLC, 4.63%, 11/01/26 .... 63 59,522
222,532
Diversified Telecommunication Services — 5.1%
CCO Holdings LLC
6.38%, 09/01/29
(c)
................ 168 157,876
4.75%, 03/01/30
(c)
................ 33 28,460
4.25%, 02/01/31
(c)
................ 25 20,053
4.75%, 02/01/32
(c)
................ 86 69,720
4.50%, 05/01/32 ................. 11 8,756
4.50%, 06/01/33
(c)
................ 25 19,181
4.25%, 01/15/34
(c)
................ 103 76,018
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... 58 45,069
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. 65 60,357
5.00%, 05/01/28 ................. 38 33,137
6.75%, 05/01/29 ................. 108 89,344
6.00%, 01/15/30 ................. 20 15,711
8.75%, 05/15/30 ................. 60 61,005
Iliad Holding SASU, 6.50%, 10/15/26
(c)
.... 200 185,491
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 59 49,854
4.63%, 09/15/27 ................. 32 26,640
4.25%, 07/01/28 ................. 180 141,786
3.63%, 01/15/29 ................. 21 15,377
3.75%, 07/15/29 ................. 130 93,518
3.88%, 11/15/29 ................. 5 3,946
Lumen Technologies, Inc.
(c)
4.00%, 02/15/27 ................. 100 84,745
4.50%, 01/15/29 ................. 16 11,044
Sprint Capital Corp.
6.88%, 11/15/28 ................. 234 242,878
8.75%, 03/15/32 ................. 197 234,450
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 60 49,085
6.00%, 09/30/34 ................. 71 53,655
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 94 69,426
6.13%, 03/01/28 ................. 372 210,953
2,157,535
Electric Utilities — 2.1%
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 233 216,620
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 7,509
5.25%, 06/15/29
(c)
................ 6 5,297
3.63%, 02/15/31
(c)
................ 21 15,964
3.88%, 02/15/32
(c)
................ 27 20,278
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 674 604,332
870,000
Electrical Equipment — 0.2%
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 100 85,000
Electronic Equipment, Instruments & Components — 0.3%
Sensata Technologies, Inc., 4.38%, 02/15/30
(c)
122 106,202

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Entertainment — 0.9%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... USD 124 $ 71,895
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 144 140,911
4.75%, 10/15/27 ................. 44 39,174
3.75%, 01/15/28 ................. 37 31,527
WMG Acquisition Corp., 3.88%, 07/15/30 .. 99 85,274
368,781
Equity Real Estate Investment Trusts (REITs) — 1.2%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 43 35,940
Digital Realty Trust LP, 5.55%, 01/15/28 ... 35 35,231
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 106 92,093
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 55 45,689
Iron Mountain, Inc.
(c)
5.00%, 07/15/28 ................. 5 4,491
5.25%, 07/15/30 ................. 6 5,214
5.63%, 07/15/32 ................. 37 32,065
SBA Communications Corp.
3.88%, 02/15/27 ................. 175 158,115
3.13%, 02/01/29 ................. 95 78,991
Uniti Group LP, 4.75%, 04/15/28
(c)
....... 39 31,200
519,029
Food & Staples Retailing — 0.7%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 40 36,482
4.88%, 02/15/30 ................. 103 91,924
United Natural Foods, Inc., 6.75%, 10/15/28 51 49,002
US Foods, Inc.
6.25%, 04/15/25 ................. 78 77,184
4.75%, 02/15/29 ................. 47 41,732
4.63%, 06/01/30 ................. 5 4,403
300,727
Food Products — 2.0%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 79 76,926
4.63%, 11/15/28 ................. 157 136,686
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 162 158,355
Kraft Heinz Foods Co., 5.50%, 06/01/50 ... 113 107,994
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 180 170,550
4.13%, 01/31/30 ................. 131 115,699
4.38%, 01/31/32 ................. 94 82,128
848,338
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... 16 13,600
Health Care Equipment & Supplies — 1.7%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 124 112,672
3.88%, 11/01/29 ................. 43 36,109
Embecta Corp., 6.75%, 02/15/30
(c)
...... 19 17,147
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 46 48,760
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 145 124,511
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 13 10,477
5.25%, 10/01/29 ................. 215 170,768
Teleflex, Inc.
4.63%, 11/15/27 ................. 3 2,859
4.25%, 06/01/28
(c)
................ 183 167,054
690,357
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. USD 26 $ 24,661
5.00%, 04/15/29 ................. 5 4,598
AdaptHealth LLC, 6.13%, 08/01/28
(c)
..... 45 41,251
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
115 89,844
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 23 13,915
Centene Corp.
2.45%, 07/15/28 ................. 50 42,202
3.00%, 10/15/30 ................. 236 193,461
2.50%, 03/01/31 ................. 82 64,163
2.63%, 08/01/31 ................. 72 56,578
Community Health Systems, Inc.
(c)
6.00%, 01/15/29 ................. 142 118,780
5.25%, 05/15/30 ................. 79 59,569
4.75%, 02/15/31 ................. 22 15,972
Encompass Health Corp.
4.50%, 02/01/28 ................. 109 99,016
4.75%, 02/01/30 ................. 7 6,147
4.63%, 04/01/31 ................. 62 53,290
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 50 38,915
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 128 111,859
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 24 21,902
3.88%, 11/15/30 ................. 10 8,474
3.88%, 05/15/32 ................. 18 14,948
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 56 48,984
Pediatrix Medical Group, Inc., 5.38%,
02/15/30
(c)
.................... 118 102,538
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 55 54,217
10.00%, 04/15/27 ................ 76 77,330
Tenet Healthcare Corp.
(c)
4.88%, 01/01/26 ................. 51 48,228
6.25%, 02/01/27 ................. 25 24,013
5.13%, 11/01/27 ................. 25 23,256
6.13%, 10/01/28 ................. 35 31,336
4.25%, 06/01/29 ................. 20 17,326
6.13%, 06/15/30 ................. 70 66,696
1,573,469
Hotels, Restaurants & Leisure — 5.0%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 20 17,891
4.38%, 01/15/28 ................. 82 73,423
4.00%, 10/15/30 ................. 20 16,196
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 110 97,355
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 163 158,383
8.13%, 07/01/27 ................. 241 236,794
4.63%, 10/15/29 ................. 159 129,396
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 92 90,059
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 148 132,672
Cedar Fair LP, 5.50%, 05/01/25
(c)
....... 95 93,966
Churchill Downs, Inc., 4.75%, 01/15/28
(c)
... 10 8,949
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 23 19,464
6.75%, 01/15/30 ................. 7 5,646
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 52 50,440
3.75%, 05/01/29
(c)
................ 66 57,090
4.88%, 01/15/30 ................. 111 100,589
4.00%, 05/01/31
(c)
................ 55 46,015
3.63%, 02/15/32
(c)
................ 18 14,414
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
67 49,995
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
200 187,248

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 5.75%, 06/15/25 USD 90 $ 87,469
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 53 45,096
Scientific Games International, Inc., 7.25%,
11/15/29
(c)
.................... 44 42,240
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
33 33,225
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 93 93,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 71 63,701
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(c)
65 55,713
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 85 77,987
5.38%, 04/01/32 ................. 6 5,558
2,089,974
Household Durables — 0.8%
Ashton Woods USA LLC, 4.63%, 08/01/29
(c)
25 20,018
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(c)
.................... 97 75,793
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
68 58,352
KB Home, 7.25%, 07/15/30 ........... 15 14,575
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
71 41,141
Taylor Morrison Communities, Inc., 5.88%,
06/15/27
(c)
.................... 66 63,368
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 17 14,283
3.88%, 10/15/31 ................. 37 29,046
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .. 22 19,640
336,216
Household Products — 0.1%
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 42 36,348
Independent Power and Renewable Electricity Producers — 2.4%
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 730 673,750
3.75%, 01/15/32 ................. 86 69,129
TransAlta Corp., 7.75%, 11/15/29 ....... 238 243,065
985,944
Insurance — 3.0%
(c)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 157 140,613
6.75%, 10/15/27 ................. 317 284,939
5.88%, 11/01/29 ................. 282 231,917
AmWINS Group, Inc., 4.88%, 06/30/29 .... 21 17,811
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 24 22,989
HUB International Ltd., 7.00%, 05/01/26 ... 113 110,626
Jones Deslauriers Insurance Management,
Inc., 10.50%, 12/15/30 ............ 61 60,076
NFP Corp.
4.88%, 08/15/28 ................. 120 102,156
6.88%, 08/15/28 ................. 294 242,338
7.50%, 10/01/30 ................. 24 22,569
Ryan Specialty Group LLC, 4.38%, 02/01/30 32 27,708
1,263,742
Internet & Direct Marketing Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 49 36,362
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 77 64,464
Match Group Holdings II LLC, 3.63%, 10/01/31 22 16,871
117,697
IT Services — 1.9%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 57 45,814
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
96 83,280
Block, Inc., 3.50%, 06/01/31 .......... 322 256,932
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(c)
93 81,853
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. USD 57 $ 53,143
3.63%, 06/15/29 ................. 38 33,391
3.75%, 10/01/30 ................. 45 38,789
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. 60 52,792
6.00%, 02/15/28 ................. 75 58,071
Twilio, Inc., 3.88%, 03/15/31 .......... 97 76,955
781,020
Leisure Products — 0.2%
Mattel, Inc.
6.20%, 10/01/40 ................. 53 45,748
5.45%, 11/01/41 ................. 62 50,467
96,215
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 32 29,471
4.00%, 03/15/31 ................. 19 16,435
Syneos Health, Inc., 3.63%, 01/15/29 .... 24 19,112
65,018
Machinery — 0.7%
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
63 55,361
Terex Corp., 5.00%, 05/15/29
(c)
........ 63 56,621
Titan International, Inc., 7.00%, 04/30/28 .. 23 21,715
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
200 177,508
311,205
Media — 5.9%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 400 314,625
AMC Networks, Inc., 4.25%, 02/15/29 .... 39 24,301
Cable One, Inc.
0.00%, 03/15/26
(f)(g)
............... 22 17,281
1.13%, 03/15/28
(f)
................ 147 109,221
4.00%, 11/15/30
(c)
................ 218 171,068
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 55 42,451
5.50%, 04/01/63 ................. 55 41,938
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 163 141,240
7.75%, 04/15/28 ................. 156 113,881
7.50%, 06/01/29 ................. 165 121,155
CSC Holdings LLC
5.25%, 06/01/24 ................. 5 4,655
4.13%, 12/01/30
(c)
................ 200 141,166
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 42 37,576
GCI LLC, 4.75%, 10/15/28
(c)
.......... 8 6,721
LCPR Senior Secured Financing DAC, 5.13%,
07/15/29
(c)
.................... 200 165,682
Liberty Broadband Corp., 2.75%, 09/30/50
(c)(f)
184 179,207
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 105 94,526
4.63%, 03/15/30 ................. 23 19,028
Radiate Holdco LLC, 6.50%, 09/15/28
(c)
... 156 65,366
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 65 48,730
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 92 81,690
5.00%, 08/01/27 ................. 26 24,033
5.50%, 07/01/29 ................. 28 25,558
3.88%, 09/01/31 ................. 28 21,845
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 200 180,000
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ................. 36 34,733

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
7.38%, 06/30/30 ................. USD 48 $ 45,874
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 32 26,960
Ziggo Bond Co. BV, 5.13%, 02/28/30
(c)
.... 200 161,500
2,462,011
Metals & Mining — 4.2%
(c)
Big River Steel LLC, 6.63%, 01/31/29 .... 718 684,057
Constellium SE
5.63%, 06/15/28 ................. 250 231,055
3.75%, 04/15/29 ................. 250 203,109
Novelis Corp.
3.25%, 11/15/26 ................. 380 340,674
4.75%, 01/30/30 ................. 14 12,412
3.88%, 08/15/31 ................. 346 282,472
1,753,779
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 4.38%,
01/15/27
(c)
.................... 18 15,751
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 64 59,985
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Partners LP, 5.75%,
03/01/27
(c)
.................... 96 90,754
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 23 21,620
5.60%, 04/01/44 ................. 52 42,888
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 98 82,530
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 113 106,875
6.50%, 09/30/26 ................. 185 171,810
Occidental Petroleum Corp.
5.88%, 09/01/25 ................. 2 1,993
5.55%, 03/15/26 ................. 228 227,145
8.88%, 07/15/30 ................. 7 7,903
6.63%, 09/01/30 ................. 85 87,837
7.50%, 05/01/31 ................. 1 1,069
6.45%, 09/15/36 ................. 4 4,080
6.20%, 03/15/40 ................. 378 369,909
6.60%, 03/15/46 ................. 2 2,058
1,218,471
Personal Products — 0.1%
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... 25 20,617
Pharmaceuticals — 0.6%
(c)
Catalent Pharma Solutions, Inc.
3.13%, 02/15/29 ................. 80 63,698
3.50%, 04/01/30 ................. 39 30,794
Organon & Co., 5.13%, 04/30/31 ....... 200 173,176
267,668
Professional Services — 0.7%
(c)
AMN Healthcare, Inc.
4.63%, 10/01/27 ................. 25 23,052
4.00%, 04/15/29 ................. 73 62,469
CoreLogic, Inc., 4.50%, 05/01/28 ....... 48 36,825
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 89 76,163
Korn Ferry, 4.63%, 12/15/27 .......... 87 80,128
278,637
Real Estate Management & Development — 0.7%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 154 146,971
Howard Hughes Corp. (The)
5.38%, 08/01/28 ................. 65 58,548
4.38%, 02/01/31 ................. 44 35,599
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Realogy Group LLC, 5.75%, 01/15/29 .... USD 93 $ 70,344
311,462
Road & Rail — 1.4%
(c)
Hertz Corp. (The)
4.63%, 12/01/26 ................. 30 25,125
5.00%, 12/01/29 ................. 24 18,206
NESCO Holdings II, Inc., 5.50%, 04/15/29 .. 48 42,000
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 14 14,048
7.50%, 09/15/27 ................. 146 146,102
6.25%, 01/15/28 ................. 98 94,080
4.50%, 08/15/29 ................. 186 162,054
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 76 68,590
XPO Escrow Sub LLC, 7.50%, 11/15/27 ... 25 25,298
595,503
Semiconductors & Semiconductor Equipment — 0.9%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 278 253,519
Entegris , Inc.
4.38%, 04/15/28 ................. 44 38,906
3.63%, 05/01/29 ................. 28 22,799
Synaptics, Inc., 4.00%, 06/15/29 ........ 75 63,191
378,415
Software — 6.1%
(c)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 156 114,961
Boxer Parent Co., Inc., 7.13%, 10/02/25 ... 53 51,543
Camelot Finance SA, 4.50%, 11/01/26 .... 24 22,494
Central Parent, Inc., 7.25%, 06/15/29 ..... 112 109,550
Clarivate Science Holdings Corp.
3.88%, 07/01/28 ................. 352 304,971
4.88%, 07/01/29 ................. 196 166,669
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29 ..................... 612 515,476
Condor Merger Sub, Inc., 7.38%, 02/15/30 . 239 192,163
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26 ................. 17 15,899
6.50%, 10/15/28 ................. 15 13,797
Elastic NV, 4.13%, 07/15/29 .......... 151 121,963
Fair Isaac Corp., 4.00%, 06/15/28 ....... 119 107,993
Gen Digital, Inc.
6.75%, 09/30/27 ................. 68 66,640
7.13%, 09/30/30 ................. 68 66,810
MicroStrategy, Inc., 6.13%, 06/15/28 ..... 65 46,478
NCR Corp., 6.13%, 09/01/29 .......... 45 42,078
Open Text Corp., 6.90%, 12/01/27 ...... 115 115,000
PTC, Inc.
3.63%, 02/15/25 ................. 49 46,669
4.00%, 02/15/28 ................. 75 67,503
SS&C Technologies, Inc., 5.50%, 09/30/27 . 98 91,767
Veritas US, Inc., 7.50%, 09/01/25 ....... 75 51,654
ZoomInfo Technologies LLC, 3.88%, 02/01/29 244 205,053
2,537,131
Specialty Retail — 1.8%
(c)
Arko Corp., 5.13%, 11/15/29 .......... 49 38,475
Asbury Automotive Group, Inc., 5.00%,
02/15/32 ..................... 40 32,908
Group 1 Automotive, Inc., 4.00%, 08/15/28 . 48 40,629
GYP Holdings III Corp., 4.63%, 05/01/29 ... 98 80,014
LBM Acquisition LLC, 6.25%, 01/15/29 .... 7 4,454
Lithia Motors, Inc., 3.88%, 06/01/29 ...... 43 35,351
PetSmart, Inc., 7.75%, 02/15/29 ........ 250 234,798
Specialty Building Products Holdings LLC,
6.38%, 09/30/26 ................ 14 11,272

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
SRS Distribution, Inc.
4.63%, 07/01/28 ................. USD 100 $ 88,647
6.13%, 07/01/29 ................. 91 73,575
6.00%, 12/01/29 ................. 81 64,464
Staples, Inc., 7.50%, 04/15/26 ......... 72 61,969
766,556
Textiles, Apparel & Luxury Goods — 0.6%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 61 49,712
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 30 24,483
Levi Strauss & Co., 3.50%, 03/01/31 ..... 132 104,767
William Carter Co. (The), 5.63%, 03/15/27 .. 94 90,167
269,129
Thrifts & Mortgage Finance — 0.5%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 65 63,788
MGIC Investment Corp., 5.25%, 08/15/28 .. 92 84,832
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 27 24,165
5.75%, 11/15/31 ................. 26 20,215
193,000
Trading Companies & Distributors — 1.8%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
25 20,775
Boise Cascade Co., 4.88%, 07/01/30
(c)
.... 61 53,093
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 30 22,461
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 62 57,830
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 107 92,835
United Rentals North America, Inc.
6.00%, 12/15/29
(c)
................ 213 211,669
5.25%, 01/15/30 ................. 66 62,012
WESCO Distribution, Inc., 7.25%, 06/15/28
(c)
226 228,932
749,607
Wireless Telecommunication Services — 1.3%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 333 308,611
Vmed O2 UK Financing I plc, 4.75%, 07/15/31 296 240,456
549,067
Total Corporate Bonds — 85.1%
(Cost: $40,679,032) .............................. 35,675,685
Floating Rate Loan Interests
Airlines — 0.0%
(d)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 8.99%
,
 04/20/28 5 5,371
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 10.00%
,
 06/21/27 7 7,528
12,899
Auto Components — 0.4%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.63%
,
 04/30/26
(d)
188 183,747
Chemicals — 0.1%
(d)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan, 11/24/28
(h)
............. 12 10,951
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 8.50%
,
 09/22/28 31 30,812
41,763
Commercial Services & Supplies — 0.3%
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/15/28
(d)
................ 144 119,347
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1 Month CME Term SOFR +
3.93%), 8.60%
,
 04/13/29
(d)
.......... USD 27 $ 25,533
Diversified Consumer Services — 0.1%
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
10.13%
,
 12/10/29
(d)
............... 29 24,759
Diversified Telecommunication Services — 2.0%
(d)
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 8.65%
,
 08/14/26 .... 188 173,987
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 7.57%
,
 11/30/27 . 99 94,236
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
8.50%
,
 05/01/28 ................. 197 187,496
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 7.63%
,
 09/25/26 .... 202 163,727
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 7.38%
,
 03/09/27 276 222,959
842,405
Food Products — 0.0%
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 10/25/27
(d)
.... 7 6,426
Health Care Providers & Services — 0.1%
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 3.75%),
8.05%
,
 08/31/26
(d)
................ 18 17,779
Health Care Technology — 1.5%
(d)
Athenahealth Group, Inc., Delayed Draw Term
Loan, (3 Month CME Term SOFR + 0.00%),
3.50% - 7.82%
,
 02/15/29 ........... 13 12,012
Athenahealth Group, Inc., Term Loan, (1
Month CME Term SOFR + 3.50%),
7.82%
,
 02/15/29 ................. 313 282,075
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 8.38%
,
 08/27/25 337 334,338
628,425
Hotels, Restaurants & Leisure — 0.6%
(d)
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
7.88%
,
 07/21/25 ................. 84 84,053
Fertitta Entertainment LLC, Term Loan B,
(1 Month CME Term SOFR + 4.00%),
8.32%
,
 01/27/29 ................. 172 163,593
247,646
Household Durables — 0.1%
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
8.75%
,
 10/06/28
(d)
................ 73 59,161
Insurance — 1.0%
(d)
Alliant Holdings Intermediate LLC, Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.63%
,
 05/09/25 ................. 99 98,021
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
7.85%
,
 11/05/27 ................. 23 22,303
AssuredPartners , Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 02/12/27 .... 99 95,250

BlackRock Sustainable High Yield Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Hub International Ltd., Term Loan, (3
Month CME Term SOFR + 4.00%),
8.22%
,
 11/10/29 ................. USD 58 $ 57,308
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 7.53%
,
 04/25/25 148 146,227
419,109
Media — 1.2%
(d)
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
7.91%
,
 08/21/26 ................. 342 310,888
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 9.38%
,
 08/02/27 177 172,285
483,173
Professional Services — 0.3%
(d)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
7.64%
,
 02/06/26 ................. 89 87,878
Dun & Bradstreet Corp. (The), Term Loan
B2, (1 Month CME Term SOFR + 3.25%),
7.57%
,
 01/18/29 ................. 43 41,904
129,782
Road & Rail — 0.2%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 8.23%
,
 02/25/27
(d)
98 98,161
Software — 1.5%
(d)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
9.88%
,
 02/27/26 ................. 96 88,080
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 8.13%
,
 10/02/25 158 150,806
Central Parent, Inc., 1st Lien Term Loan,
(3 Month CME Term SOFR + 4.50%),
9.08%
,
 07/06/29 ................. 36 35,632
McAfee Corp., Term Loan B1, (1 Month CME
Term SOFR + 3.75%), 7.97%
,
 03/01/29 .. 91 84,625
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 6 5,710
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 7.88%
,
 12/17/27 .... 10 9,144
SS&C Technologies Holdings, Inc., Term
Loan B5, (LIBOR USD 1 Month + 1.75%),
6.13%
,
 04/16/25 ................. 95 93,438
TIBCO Software, Inc., 1st Lien Term Loan
B, (3 Month CME Term SOFR + 4.50%),
9.18%
,
 03/30/29 ................. 182 162,207
629,642
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc., Term Loan, (6 Month CME Term
SOFR + 3.50%), 7.73%
,
 02/20/29
(d)
.... USD 108 $ 105,873
Trading Companies & Distributors — 0.3%
SRS Distribution, Inc., Term Loan
(d)
(LIBOR USD 1 Month + 3.50%),
7.88%, 06/02/28 ............... 100 95,161
(1 Month CME Term SOFR + 3.50%),
7.92%, 06/02/28 ............... 37 34,885
130,046
Total Floating Rate Loan Interests — 10.1%
(Cost: $4,466,392) .............................. 4,205,676
Preferred Securities
Capital Trusts — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(c)(d)( i )
..................... 57 51,866
Total Preferred Securities — 0.1%
(Cost: $57,000) ................................ 51,866
Total Long-Term Investments — 95.7%
(Cost: $45,453,506) .............................. 40,111,984
Shares
Shares
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(j)(k)
.................. 1,471,342 1,471,342
Total Short-Term Securities — 3.5%
(Cost: $1,471,342) .............................. 1,471,342
Total Options Purchased — 0.0%
(Cost: $20,518) ................................ 21,018
Total Investments Before Options Written — 99.2%
(Cost: $46,945,366 ) .............................. 41,604,344
Total Options Written — (0.0)%
(Premium Received — $(7,902)) ..................... (4,655)
Total Investments Net of Options Written — 99.2%
(Cost: $46,937,464 ) .............................. 41,599,689
Other Assets Less Liabilities — 0.8% ................... 335,587
Net Assets — 100.0% ..............................
$ 41,935,276
(a)
Non-income producing security.
(b)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Convertible security.
(g)
Zero-coupon bond.
(h)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)
Perpetual security with no stated maturity date.
(j)
Annualized 7-day yield as of period end.
(k)
Affiliate of the Fund.

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,002,589 $ 468,753
(a)
$ — $ — $ — $ 1,471,342 1,471,342 $ 11,765 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 2 03/22/23 $ 224 $ 1,253
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ...................... 35 01/20/23 USD 380.00 USD 1,339 $ 21,018
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
SPDR S&P 500 ETF Trust ....................... 35 01/20/23 USD 360.00 USD 1,339 $ (4,655)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 178,757 $ — $ — $ 178,757
Corporate Bonds ........................................ — 35,675,685 — 35,675,685
Floating Rate Loan Interests ................................. — 4,205,676 — 4,205,676
Capital Trusts ........................................... — 51,866 — 51,866
Short-Term Securities
Money Market Funds ...................................... 1,471,342 — — 1,471,342
Options Purchased

BlackRock Sustainable High Yield Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Equity contracts .......................................... $ 21,018 $ — $ — $ 21,018
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (3,440) — (3,440)
$ 1,671,117 $ 39,929,787 $ — $ 41,600,904
Derivative Financial Instruments
(b)
Assets
Interest rate contracts ....................................... $ 1,253 $ — $ — $ 1,253
Liabilities
Equity contracts ........................................... (4,655) — — (4,655)
$ (3,402) $ — $ — $ (3,402)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)